Schedule of Investments (unaudited) April 30, 2022	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.8%
Aristocrat Leisure Ltd.	50,267	$1,166,311
Australia & New Zealand Banking Group Ltd.	134,769	2,564,545
BHP Group Ltd.	55,778	1,863,846
BlueScope Steel Ltd.	15,865	225,530
Cochlear Ltd.	22,712	3,658,161
Commonwealth Bank of Australia	17,702	1,286,644
CSL Ltd.	16,366	3,123,453
Fortescue Metals Group Ltd.	24,716	373,535
Glencore PLC	417,667	2,573,524
Goodman Group	28,557	475,300
Lendlease Corp. Ltd.	32,732	280,394
Macquarie Group Ltd.	50,100	7,212,545
Medibank Pvt Ltd.	523,044	1,175,354
National Australia Bank Ltd.	125,584	2,866,916
Rio Tinto Ltd.	20,040	1,585,242
Rio Tinto PLC	46,259	3,268,483
Santos Ltd.	49,355	275,799
SEEK Ltd.	7,849	153,804
Sonic Healthcare Ltd.	12,692	327,786
Stockland	305,610	884,566
Tabcorp Holdings Ltd.	165,831	634,173
Wesfarmers Ltd.	86,356	2,988,183
Westpac Banking Corp.	118,737	1,987,656

		40,951,750

Austria — 0.2%
Erste Group Bank AG	10,521	327,579
Verbund AG	6,513	696,170
voestalpine AG	5,177	134,720

		1,158,469

Belgium — 0.8%
Ageas SA/NV	1,336	63,930
Anheuser-Busch InBev SA/NV	54,442	3,132,567
KBC Group NV	9,145	622,151
Umicore SA	9,185	353,103

		4,171,751

Canada — 11.8%
Algonquin Power & Utilities Corp.	61,289	887,382
Alimentation Couche-Tard Inc.	66,466	2,958,931
AltaGas Ltd.	3,507	80,205
Ballard Power Systems Inc.(a)(b)	65,297	542,341
Bank of Montreal	22,378	2,372,714
Bank of Nova Scotia (The)	50,935	3,225,441
BlackBerry Ltd.(a)	49,432	282,820
Brookfield Asset Management Inc., Class A	90,347	4,506,625
Canadian Imperial Bank of Commerce	18,370	2,030,831
Canadian National Railway Co	13,360	1,571,190
Canadian Tire Corp. Ltd., Class A, NVS	1,512	208,266
CGI Inc.(a)	7,714	615,126
Dollarama Inc.	9,352	519,924
Empire Co. Ltd., Class A, NVS	12,692	419,197
Enbridge Inc.	185,871	8,111,103
Fortis Inc.	3,507	170,648
Franco-Nevada Corp.	34,402	5,202,678
Hydro One Ltd.(c)	97,027	2,623,086
Keyera Corp.	6,012	149,148
Loblaw Companies Ltd.	8,350	763,794
Metro Inc.	8,183	449,774
National Bank of Canada	23,046	1,609,533

Security	Shares	Value

Canada (continued)
Northland Power Inc.	38,433	$1,159,886
Nutrien Ltd.	1,670	164,108
Parkland Corp.	27,221	773,202
Power Corp. of Canada	2,171	63,880
Restaurant Brands International Inc.	30,728	1,755,442
RioCan REIT	161,322	3,013,839
Ritchie Bros Auctioneers Inc.	5,511	303,552
Royal Bank of Canada	44,255	4,469,767
Shopify Inc., Class A(a)	3,674	1,571,613
Sun Life Financial Inc.	84,335	4,195,578
TC Energy Corp.	27,712	1,465,793
Toronto-Dominion Bank (The)	47,595	3,437,777
Tourmaline Oil Corp.	2,338	120,408
Wheaton Precious Metals Corp.	1,670	74,852

		61,870,454

Denmark — 3.1%
Carlsberg A/S, Class B	9,018	1,145,585
DSV A/S	32,899	5,393,846
Novo Nordisk A/S, Class B	49,098	5,608,279
Novozymes A/S, Class B	30,060	2,095,468
Orsted AS(c)	4,676	517,308
Vestas Wind Systems A/S	60,214	1,535,517

		16,296,003

Finland — 0.7%
Fortum Oyj	8,350	138,826
Orion Oyj, Class B	51,436	2,017,449
UPM-Kymmene Oyj	14,028	485,261
Wartsila OYJ Abp	159,485	1,280,639

		3,922,175

France — 9.2%
Air Liquide SA	4,676	808,987
Alstom SA	9,185	201,890
Amundi SA(c)	12,358	743,087
ArcelorMittal SA	7,139	208,157
AXA SA	71,643	1,895,317
BioMerieux	12,191	1,160,605
BNP Paribas SA	40,915	2,121,499
Bollore SE	294,254	1,373,114
Capgemini SE	12,525	2,549,827
Cie. de Saint-Gobain	19,539	1,139,869
Danone SA	1,169	70,691
Dassault Systemes SE	30,728	1,358,926
Electricite de France SA	51,640	469,461
Engie SA	28,557	336,986
EssilorLuxottica SA	3,173	540,196
Gecina SA	4,843	545,555
Getlink SE	115,230	2,108,606
Hermes International	167	205,921
Ipsen SA	6,179	640,538
Kering SA	1,837	977,417
Klepierre SA	27,889	667,541
La Francaise des Jeux SAEM(c)	7,515	280,617
Legrand SA	40,414	3,581,253
L’Oreal SA	9,688	3,524,590
LVMH Moet Hennessy Louis Vuitton SE	8,183	5,295,506
Publicis Groupe SA	5,845	350,914
Remy Cointreau SA	668	132,420
Renault SA(a)	10,521	257,066
Sanofi	41,583	4,395,110

1

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Sartorius Stedim Biotech	668	$218,589
Schneider Electric SE	25,628	3,676,827
SEB SA	1,837	220,600
Societe Generale SA	33,901	814,778
Sodexo SA	3,507	263,816
Teleperformance	5,177	1,858,083
TotalEnergies SE	44,923	2,205,853
Worldline SA/France(a)(c)	27,555	1,084,129

		48,284,341

Germany — 4.5%
adidas AG	7,181	1,448,114
Allianz SE, Registered	21,065	4,752,982
BASF SE	835	43,974
Bayer AG, Registered	19,205	1,265,053
Bayerische Motoren Werke AG	4,155	339,321
Commerzbank AG(a)	7,348	47,970
Continental AG(a)	10,688	732,567
Delivery Hero SE(a)(c)	4,349	152,880
Deutsche Bank AG, Registered(a)	39,746	397,433
Deutsche Lufthansa AG, Registered(a)	87,508	651,022
Deutsche Post AG, Registered	4,509	192,636
Fresenius SE & Co. KGaA	2,505	88,547
HeidelbergCement AG	44,088	2,539,796
HelloFresh SE(a)	2,171	91,517
Henkel AG & Co. KGaA	7,849	498,106
Infineon Technologies AG	53,106	1,507,319
KION Group AG	5,678	315,844
Mercedes-Benz Group AG	1,837	128,225
Merck KGaA	5,010	929,492
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	4,008	954,468
Puma SE	2,505	184,314
Rational AG	167	101,878
SAP SE	25,885	2,623,340
Siemens AG, Registered	15,364	1,889,080
Telefonica Deutschland Holding AG	75,484	227,020
United Internet AG, Registered	28,557	918,703
Zalando SE(a)(c)	9,519	374,537

		23,396,138

Hong Kong — 2.0%
AIA Group Ltd.	534,400	5,249,816
Budweiser Brewing Co. APAC Ltd.(c)	584,500	1,454,351
Futu Holdings Ltd., ADR(a)(b)	5,511	176,297
Hang Seng Bank Ltd.	64,200	1,136,690
Hong Kong Exchanges & Clearing Ltd.	20,700	878,073
Melco Resorts & Entertainment Ltd., ADR(a)	40,080	229,258
MTR Corp. Ltd.	56,000	297,534
Sands China Ltd.(a)	52,800	116,380
SITC International Holdings Co. Ltd.	18,000	59,840
Swire Pacific Ltd., Class A	133,500	760,404
WH Group Ltd.(c)	314,000	216,848

		10,575,491

Ireland — 0.1%
CRH PLC	11,022	435,643
Kerry Group PLC, Class A	1,002	110,991
Smurfit Kappa Group PLC	4,342	183,475

		730,109

Israel — 0.4%
Bank Hapoalim BM	22,331	207,035

Security	Shares	Value

Israel (continued)
Bank Leumi Le-Israel BM	43,684	$458,453
Fiverr International Ltd.(a)(b)	835	44,464
Inmode Ltd.(a)	3,674	92,254
Israel Discount Bank Ltd., Class A	35,905	212,071
Mizrahi Tefahot Bank Ltd.	3,340	123,545
Nice Ltd.(a)	3,006	625,035
Wix.com Ltd.(a)	1,837	138,620

		1,901,477

Italy — 1.9%
Amplifon SpA	23,046	919,417
Enel SpA	783,397	5,094,346
Intesa Sanpaolo SpA	1,131,456	2,305,587
Poste Italiane SpA(c)	63,961	626,763
UniCredit SpA	95,357	882,537

		9,828,650

Japan — 19.3%
Advantest Corp.	2,500	170,620
Ajinomoto Co. Inc.	29,300	761,259
Asahi Group Holdings Ltd.	2,400	90,463
Astellas Pharma Inc.	81,500	1,240,896
Capcom Co. Ltd.	3,300	87,077
Central Japan Railway Co.	16,700	2,102,282
Chugai Pharmaceutical Co. Ltd.	19,100	572,334
CyberAgent Inc.	30,900	326,454
Daifuku Co. Ltd.	10,300	633,333
Daiichi Sankyo Co. Ltd.	42,600	1,072,621
Daikin Industries Ltd.	18,300	2,796,562
Denso Corp.	36,400	2,218,407
Eisai Co. Ltd.	7,462	324,977
ENEOS Holdings Inc.	447,700	1,575,283
Fast Retailing Co. Ltd.	3,900	1,795,583
Fuji Electric Co. Ltd.	21,500	942,790
FUJIFILM Holdings Corp.	70,200	3,858,981
Fujitsu Ltd.	24,500	3,703,154
Hankyu Hanshin Holdings Inc.	39,500	1,042,468
Hitachi Ltd.	8,400	398,382
Honda Motor Co. Ltd.	204,600	5,381,706
Hoya Corp.	3,900	387,044
Ibiden Co. Ltd.	6,700	250,391
Inpex Corp.	37,500	446,181
Ito En Ltd.	1,800	73,972
Japan Metropolitan Fund Invest	501	398,209
Japan Real Estate Investment Corp.	167	808,256
JFE Holdings Inc.	32,200	393,765
Keyence Corp.	500	201,002
Kirin Holdings Co. Ltd.	10,700	155,982
Komatsu Ltd.	56,200	1,264,864
Kubota Corp.	58,400	992,138
Kurita Water Industries Ltd.	62,500	2,132,269
Kyocera Corp.	14,500	761,351
Lasertec Corp.	1,700	227,122
M3 Inc.	17,800	568,424
Mazda Motor Corp.	52,000	369,239
McDonald’s Holdings Co. Japan Ltd.	1,700	67,444
Mitsubishi Corp.	2,500	83,939
Mitsubishi Electric Corp.	416,400	4,361,494
Mitsubishi Heavy Industries Ltd.	50,100	1,712,925
Mitsui OSK Lines Ltd.	15,000	351,167
Miura Co. Ltd.	5,400	112,793
Murata Manufacturing Co. Ltd.	8,300	494,742

2

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
NEC Corp.	2,500	$96,990
NGK Insulators Ltd.	58,600	788,265
Nidec Corp.	30,800	1,991,191
Nihon M&A Center Holdings Inc.	16,700	205,641
Nintendo Co. Ltd.	8,400	3,833,682
Nippon Building Fund Inc.	167	866,948
Nippon Express Holdings Inc.	17,800	1,043,627
Nippon Paint Holdings Co. Ltd.	50,100	396,859
Nippon Prologis REIT Inc.	501	1,386,652
Nippon Steel Corp.	80,300	1,275,050
Nippon Telegraph & Telephone Corp.	126,000	3,713,137
Nippon Yusen KK	15,261	1,100,989
Nissan Chemical Corp.	7,400	390,887
Nissan Motor Co. Ltd.(a)	38,900	155,738
Nitto Denko Corp.	6,600	442,998
Nomura Holdings Inc.	150,600	579,878
Nomura Research Institute Ltd.	19,300	545,735
NTT Data Corp.	50,100	923,739
Olympus Corp.	68,600	1,207,437
Omron Corp.	38,300	2,257,941
Oriental Land Co. Ltd./Japan	5,900	892,494
Panasonic Holdings Corp.	264,200	2,354,866
Persol Holdings Co. Ltd.	8,200	162,685
Recruit Holdings Co. Ltd.	54,663	1,983,261
Renesas Electronics Corp.(a)	12,800	136,678
Ricoh Co. Ltd.	11,300	82,511
Rinnai Corp.	1,000	63,919
Rohm Co. Ltd.	8,732	610,025
Sekisui Chemical Co. Ltd.	163,600	2,215,330
Sekisui House Ltd.	5,500	95,524
Shin-Etsu Chemical Co. Ltd.	8,200	1,126,963
Shiseido Co. Ltd.	24,264	1,146,994
SoftBank Group Corp.	3,600	148,069
Sony Group Corp.	45,700	3,943,956
SUMCO Corp.	44,515	641,090
Sumitomo Metal Mining Co. Ltd.	27,300	1,197,289
Sysmex Corp.	5,600	367,346
Takeda Pharmaceutical Co. Ltd.	26,800	777,643
TDK Corp.	12,600	389,236
Terumo Corp.	1,800	53,577
Tokyo Electron Ltd.	1,800	759,503
Toray Industries Inc.	163,700	775,821
Toshiba Corp.	36,400	1,511,631
TOTO Ltd.	4,500	151,645
Toyota Industries Corp.	18,900	1,133,561
Toyota Motor Corp.	406,000	6,956,284
Yamaha Corp.	1,700	64,952
Yamato Holdings Co. Ltd.	9,500	177,764

		100,834,346

Netherlands — 4.1%
Adyen NV(a)(c)	167	280,108
Akzo Nobel NV	53,941	4,679,192
ASM International NV	167	50,182
ASML Holding NV	13,360	7,582,314
CNH Industrial NV	59,118	837,483
EXOR NV	668	46,356
ING Groep NV	220,106	2,085,330
Koninklijke Ahold Delhaize NV	68,804	2,029,440
Koninklijke DSM NV	7,849	1,319,492
Koninklijke Philips NV	33,734	881,507

Security	Shares	Value

Netherlands (continued)
NN Group NV	3,507	$171,779
Prosus NV	18,203	877,906
Stellantis NV	32,565	437,206

		21,278,295

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	17,535	240,968
Mercury NZ Ltd.	51,671	200,332
Meridian Energy Ltd.	38,142	115,763

		557,063

Norway — 1.2%
Aker BP ASA	6,179	221,387
DNB Bank ASA	31,229	605,134
Equinor ASA	36,239	1,224,862
Norsk Hydro ASA	351,292	2,949,982
Orkla ASA	127,254	1,032,621
Schibsted ASA, Class A	3,696	77,020

		6,111,006

Portugal — 0.3%
Galp Energia SGPS SA	128,089	1,559,053

Singapore — 1.5%
City Developments Ltd.	135,900	833,218
DBS Group Holdings Ltd.	89,100	2,161,621
Keppel Corp. Ltd.	477,692	2,355,881
Sea Ltd., ADR(a)	1,002	82,926
STMicroelectronics NV	67,802	2,505,091

		7,938,737

Spain — 3.0%
Amadeus IT Group SA(a)	25,551	1,601,100
Banco Bilbao Vizcaya Argentaria SA	198,062	1,039,281
Banco Santander SA	640,946	1,873,067
CaixaBank SA	1,099,702	3,549,722
Iberdrola SA	442,810	5,088,243
Industria de Diseno Textil SA	28,112	589,432
Siemens Gamesa Renewable Energy SA(a)	39,579	630,437
Telefonica SA	233,077	1,133,836

		15,505,118

Sweden — 3.2%
Alfa Laval AB	10,855	302,163
Atlas Copco AB, Class A	7,348	333,135
Boliden AB	42,904	1,860,368
Electrolux AB, Class B	85,838	1,309,064
EQT AB	19,372	548,263
Evolution AB(c)	5,177	531,151
Fastighets AB Balder, Class B(a)	15,531	769,829
H & M Hennes & Mauritz AB, Class B	3,980	50,105
Hexagon AB, Class B	33,581	433,293
Husqvarna AB, Class B	31,229	298,521
Investor AB, Class B	52,939	1,018,700
Kinnevik AB, Class B(a)	1,670	32,686
Lundin Energy AB	66,132	2,734,284
Nibe Industrier AB, Class B	73,859	724,143
Skandinaviska Enskilda Banken AB, Class A	34,826	390,542
Svenska Handelsbanken AB, Class A	9,686	97,696
Tele2 AB, Class B	263,398	3,491,152
Telefonaktiebolaget LM Ericsson, Class B	118,904	948,524
Telia Co. AB	71,309	295,976
Volvo AB, Class B	25,630	408,886

		16,578,481

3

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland — 9.5%
ABB Ltd., Registered	154,809	$4,644,570
Alcon Inc.	835	59,620
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	167 1,872,902
Chocoladefabriken Lindt & Spruengli AG, Registered	1	118,633
Coca-Cola HBC AG, Class DI	10,688	216,687
Credit Suisse Group AG, Registered	68,303	463,594
Geberit AG, Registered	167	95,236
Givaudan SA, Registered	1,002	3,982,471
Julius Baer Group Ltd.	7,181	343,164
Nestle SA, Registered	94,188	12,159,113
Novartis AG, Registered	52,772	4,663,422
Partners Group Holding AG	835	884,680
Roche Holding AG, Bearer	2,842	1,141,760
Roche Holding AG, NVS	29,392	10,898,957
Schindler Holding AG, Participation Certificates, NVS	1,169	224,595
Siemens Energy AG(a)	7,136	137,455
Sonova Holding AG, Registered	1,837	662,470
Straumann Holding AG	3,340	393,758
Swiss Re AG	9,519	780,623
UBS Group AG, Registered	33,922	575,881
Zurich Insurance Group AG	11,857	5,398,131

		49,717,722

United Kingdom — 13.3%
3i Group PLC	23,547	385,352
abrdn plc	34,402	80,780
Associated British Foods PLC	8,183	163,748
AstraZeneca PLC	45,758	6,106,006
Auto Trader Group PLC(c)	56,446	445,481
Aviva PLC	159,151	853,865
Barclays PLC	743,484	1,366,628
Barratt Developments PLC	13,694	83,780
Berkeley Group Holdings PLC	30,060	1,524,538
BP PLC	570,639	2,754,927
British Land Co PLC/The	18,370	118,329
BT Group PLC	666,998	1,479,125
Coca-Cola Europacific Partners PLC	52,605	2,627,620
Diageo PLC	84,772	4,229,178
Entain PLC(a)	60,287	1,132,812
Experian PLC	56,947	1,966,628
Ferguson PLC	22,700	2,847,697
GlaxoSmithKline PLC	281,228	6,339,605
HSBC Holdings PLC	659,650	4,122,238
Informa PLC(a)	18,704	132,684
Intertek Group PLC	2,672	166,505
J Sainsbury PLC	495,990	1,447,177
JD Sports Fashion PLC	276,013	454,780
Johnson Matthey PLC	16,700	459,388
Land Securities Group PLC	41,583	389,989
Lloyds Banking Group PLC	2,531,553	1,437,828
London Stock Exchange Group PLC	10,020	987,889
M&G PLC	66,633	176,907
NatWest Group PLC	250,667	672,486
Ocado Group PLC(a)	11,857	135,604

Security	Shares	Value

United Kingdom (continued)
Prudential PLC	122,244	$1,521,749
Reckitt Benckiser Group PLC	1,002	78,141
RELX PLC	65,631	1,955,179
Rolls-Royce Holdings PLC(a)	130,427	133,709
Sage Group PLC/The	29,392	269,718
Segro PLC	162,491	2,720,441
Shell PLC	220,607	5,922,392
Standard Chartered PLC	84,502	577,683
Taylor Wimpey PLC	165,831	260,812
Unilever PLC	123,079	5,721,957
Vodafone Group PLC	2,959,574	4,480,674
Whitbread PLC(a)	15,030	524,650
WPP PLC	17,702	220,653

		69,477,332

Total Common Stocks — 98.0% (Cost: $568,061,270)		512,643,961

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	12,358	910,396
Henkel AG & Co. KGaA, Preference Shares, NVS	18,036	1,158,115
Sartorius AG, Preference Shares, NVS	167	62,613
Volkswagen AG, Preference Shares, NVS	8,350	1,293,135

		3,424,259

Total Preferred Stocks — 0.7% (Cost: $5,203,787)		3,424,259

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	409,716	409,716
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	2,460,000	2,460,000

		2,869,716

Total Short-Term Investments — 0.6% (Cost: $2,869,576)		2,869,716

Total Investments in Securities — 99.3% (Cost: $576,134,633)		518,937,936

Other Assets, Less Liabilities — 0.7%		3,914,063

Net Assets — 100.0%		$522,851,999

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

4

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock World ex U.S. Carbon Transition Readiness ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$409,524	(a)	$—		$52	$140	$409,716	409,716	$4,814	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,020,000	—		(560,000	)(a)	—	—	2,460,000	2,460,000	962		—

						$52	$140	$2,869,716		$5,776		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	57	06/17/22	$5,690	$(288,005)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

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Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock World ex U.S. Carbon Transition Readiness ETF

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$65,491,517	$447,152,444	$—	$512,643,961
Preferred Stocks	—	3,424,259	—	3,424,259
Money Market Funds	2,869,716	—	—	2,869,716

	$68,361,233	$450,576,703	$—	$518,937,936

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(288,005)	$—	$—	$(288,005)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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